RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Statement [Line Items]
Salaries And Benefits	$ 289	$ 237	$ 869	$ 975
Office And Miscellaneous	391	261	1,008	855
Oniva International Services Corp. [Member]
Statement [Line Items]
Salaries And Benefits	240	218	729	670
Office And Miscellaneous	107	119	364	325
Total Cost	$ 347	$ 337	$ 1,093	$ 995